Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Weighted-average Number of Those Common Stock Equivalents Outstanding

The weighted-average number of those common stock equivalents outstanding for each of the periods presented is set forth in the table below:

	Years ended December 31,
	2016	2015	2014
Warrants	96,432,619	77,355,271	49,217,355
Options	28,953,269	21,514,699	11,760,113

Supplemental Cash Flow Information

	Years ended December 31,
	2016	2015	2014
	(in thousands)
Cash paid for interest on debt facility	$1,210	$298	$—

Supplemental disclosures of non-cash investing and financing activities:
Issuance of common stock for acquisitions	—	—	3,270
Assumptions of liabilities in acquisitions	—	—	1,069
Unrealized loss on investment securities	(18)	(8)	(4)
Warrants issued in connection with debt facility	26	392	—
Purchase of equipment under capital lease	—	40	—
Purchases of property and equipment in accounts payable	—	2	17
Offering costs included in accounts payable	—	—	36